Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-11/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE On July 15, 2021, the registrant entered into that certain Adviser Transition Agreement with Brookfield REIT Adviser LLC (the “Adviser”) and Oaktree Fund Advisors, LLC (the “Sub-Adviser”). Upon effectiveness of this registration statement or within a reasonable time thereafter, pursuant to such Adviser Transition Agreement, the registrant will consummate a series of related transactions and actions referred to collectively as the “Adviser Transition,” including, but not limited to, the following: • the resignation of the Sub-Adviser as the registrant’s adviser and the engagement of Brookfield REIT Adviser LLC as the registrant’s adviser; • the engagement of the Sub-Adviser as the registrant’s sub-adviser to (i) manage certain of the registrant’s real estate properties (the “Equity Option Investments”) and real estate-related debt investments (the “Debt Option Investments” and, together with the Equity Option Investments, the “Oaktree Option Investments”) acquired prior to the consummation of the Adviser Transition, and (ii) select and manage the registrant’s liquid investments; • the filing of a Second Articles of Amendment to the registrant’s charter to change the registrant’s name from “Oaktree Real Estate Income Trust, Inc.” to “Brookfield Real Estate Income Trust Inc.”; • the registrant’s entry into an Option Investments Purchase Agreement with Oaktree Capital Management, L.P. (together with its affiliates, “Oaktree”), pursuant to which Oaktree may purchase the entire interest of Brookfield REIT Operating Partnership L.P. (the “Operating Partnership”) in the Equity Option Investments or the Debt Option Investments, or both, subject to certain restrictions; • the expected contribution of certain properties to the registrant by Brookfield in exchange for shares of the registrant’s Class E common stock, Class E units of the Operating Partnership, or a combination thereof; • the disposition of certain of the registrant’s existing real estate properties and real estate-related debt investments; • the engagement of Brookfield Oaktree Wealth Solutions LLC as the dealer manager for this offering; • the resignation of members and the appointment of new members of the registrant’s board of directors; • the resignation of certain of the registrant’s executive officers and the appointment of certain new executive officers; • the filing of Articles Supplementary to the registrant’s charter designating a new class of common stock as Class E shares; and • the termination of the registrant’s line of credit with Oaktree Fund GP I, L.P. and the registrant’s expected entry into a credit agreement with an affiliate of Brookfield Asset Management Inc. providing for a new line of credit. The prospectus that is part of this registration statement assumes that the Adviser Transition and certain related transactions have been consummated.
Entity Registrant Name	OAKTREE REAL ESTATE INCOME TRUST, INC.
Entity Central Index Key	0001713407
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false